EMPLOYEE BENEFIT PLANS (Details 14) - Bancolombia [Member] $ in Millions	Dec. 31, 2017 COP ($)
Discount rate [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	0.50%
Salary rate Value	0.50%
Discount rate [Member] | Senior Management Pension Premium Plan [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (987)
Effect on DBO Decrease	$ 1,040
Discount rate [Member] | Senior Management Pension Premium Plan [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	7.10%
Discount rate [Member] | Senior Management Pension Premium Plan [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	6.10%
Salary Level [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	0.50%
Salary Level [Member] | Senior Management Pension Premium Plan [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 1,331
Effect on DBO Decrease	$ (1,246)
Salary Level [Member] | Senior Management Pension Premium Plan [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	6.40%
Salary Level [Member] | Senior Management Pension Premium Plan [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	5.40%